Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
50	Commitments

(a)	Capital commitments

Capital commitments outstanding as at December 31, 2018 and 2017, not provided for in the financial statements were as follows:

	2018	2017
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	82,199	86,834

Investment commitments
– authorized and contracted for
– capital contributions for acquisition of interests in a joint venture	14	—
– share of capital commitments of a joint venture	26	18

	40	18

– authorized but not contracted for
– share of capital commitments of a joint venture	21	22

	61	40

Commitments for other property, plant and equipment
– authorized and contracted for	7,224	6,386
– authorized but not contracted for	14,062	15,636

	21,286	22,022

	103,546	108,896

As at December 31, 2018 and 2017, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2018	2017
	RMB million	RMB million
2018	—	28,125
2019	38,141	28,370
2020	32,395	22,686
2021	8,628	4,808
2022 and afterwards	3,035	2,845

	82,199	86,834

(b)	Operating lease commitments

As at December 31, 2018 and 2017, the total future minimum lease payments under non-cancellable operating leases in respect of properties, aircraft and flight equipment are as follows:

	2018	2017
	RMB million	RMB million
Payments due:
Within 1 year	9,217	8,283
After 1 year but within 5 years	35,429	31,175
After 5 years	31,083	30,007

	75,729	69,465